                                  FUND PROFILE
                                      FOR

                                    VANGUARD
                                  U.S. GROWTH
                                   PORTFOLIO


                               February 16 , 1996

                      The U.S. Growth Portfolio is part of
                    Vanguard World Fund, which also includes
                      the International Growth Portfolio.



                          [THE VANGUARD GROUP(R) LOGO]

1    OBJECTIVE
Vanguard U.S. Growth Portfolio seeks to provide long-term capital growth by investing in common stocks. The Portfolio may not meet this objective.

2    INVESTMENT STRATEGIES
The Portfolio invests primarily in common stocks of seasoned U.S. companies, emphasizing companies with strong growth records, leading market positions, and low sensitivity to changing economic conditions. In addition to investing in common stocks, the Portfolio may also invest, to a limited degree, in short-term fixed-income securities, futures contracts, and options.

3    RISKS
Investors in the Portfolio are exposed to . . .

- A HIGH degree of stock market risk (the possibility that stock prices in general will decline over short or extended periods).

Historical returns for the U.S. stock market (as measured by the Standard & Poor's 500 Composite Stock Price Index) show some of this market volatility. From 1926 to 1995, the S&P 500 Index provided an annualized total return of +10.5%, but provided a negative return--averaging -12.3%--in 20 of these 70 years. Annual returns for the period ranged from a low of -43.3% to a high of +53.9%.

Because it emphasizes growth stocks, the Portfolio is likely to perform differently than broader market benchmarks like the S&P 500 Index.

4    APPROPRIATENESS
This Portfolio may be suitable for investors who . . .

- Are seeking long-term capital growth.

- Are willing to assume above-average investment risk.

- Want a growth fund as part of a balanced investment program.

- Plan to invest for at least five years.

The Portfolio is not suitable for investors who . . .

- Are seeking current income.

- Cannot tolerate fluctuating share prices.

5    FEES AND EXPENSES

Vanguard U.S. Growth Portfolio--like all Vanguard Funds--is offered on a pure no-load basis (that is, the Portfolio has no 12b-1 fees or charges to buy or sell shares).

The Portfolio's operating expenses are deducted from its total assets before daily share prices and income distributions are calculated. The Portfolio's expense ratio for fiscal year 1995 was 0.47% of assets.

    ANNUAL FUND OPERATING EXPENSES
    -----------------------------------------------
    Investment Advisory Fees  . . . . . . .   0.19%
    Distribution Costs  . . . . . . . . . .   0.02
    Other Expenses  . . . . . . . . . . . .   0.26
                                              ----
    Total Operating Expenses  . . . . . . .   0.47%
                                              ====

The following example illustrates the expenses that you would incur on a $1,000 investment over various periods, assuming (1) a 5% annual rate of return and
(2) redemption at the end of each period.

   1 Year       3 Years       5 Years      10 Years
   ------------------------------------------------
     $5           $15           $26           $59

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

6    PAST PERFORMANCE


                PERFORMANCE
       ANNUAL RETURNS (%) 1986-1995

        VANGUARD U.S.            S&P 500
       GROWTH PORTFOLIO           INDEX*
'86           7.8                  18.6
'87          -6.1                   5.1
'88           9.8                  16.6
'89          37.7                  31.7
'90           4.6                  -3.1
'91          46.8                  30.5
'92           2.8                   7.6
'93          -1.4                  10.1
'94           3.9                   1.3
'95          38.4                  37.6


                         PERFORMANCE SUMMARY
                 (PERIODS ENDED DECEMBER 31, 1995)

                     AVERAGE ANNUAL TOTAL RETURN

                   U.S. GROWTH PORTFOLIO   S&P 500*
   1 Year                +38.44%           +37.58%

   5 Years               +16.41%           +16.59%

   10 Years              +12.99%           +14.86%

Note: In evaluating past performance, it is important to consider that returns from stocks were close to their highest levels in history during the past ten years. Past performance is not indicative of future performance.

Performance figures include the reinvestment of all dividends and any capital gains distributions. All returns are net of expenses. The performance data quoted represent past performance. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

*The Standard & Poor's 500 Composite Stock Price Index is a diversified group of 500 securities used to measure U.S. stock market performance. An index is unmanaged; you cannot invest in an index.

"Standard & Poor's(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc.

7    INVESTMENT ADVISER
The Portfolio has been managed by Lincoln Capital Management Company since August 1987. Lincoln manages total assets of more than $33 billion.

8    PURCHASES
You may purchase shares by mail, wire, or exchange from another Vanguard Fund. The minimum initial investment is $3,000 ($1,000 for IRAs and custodial accounts).

9    REDEMPTIONS
You may redeem shares by sending a letter to or calling Vanguard. The Portfolio's share price is expected to fluctuate and, at redemption, may be higher or lower than at the time of initial purchase, resulting in a gain or loss.

10   DISTRIBUTIONS
The Portfolio expects to pay dividend and capital gains distributions annually in December. These distributions may be automatically reinvested or received in cash.

11   OTHER SERVICES
- Vanguard Fund Express(R)--electronic transfers between your bank account and the Portfolio.

- Vanguard Tele-Account(R)--around-the-clock access to Vanguard Fund information, account balances, and some transactions by calling 1-800-662-6273 (ON-BOARD).

- Investor Information--toll-free access to Vanguard Associates by calling 1-800-662-7447 (SHIP).

                                  [SHIP LOGO]

                         This Fund Profile contains key
              information about the Portfolio. More details appear
                  in the Portfolio's accompanying prospectus.

 0296-5B          (C) 1996 Vanguard Marketing Corporation, Distributor      FP23

                                  FUND PROFILE
                                      FOR

                                    VANGUARD
                                 INTERNATIONAL
                                     GROWTH
                                   PORTFOLIO

                               February 16 , 1996

                 The International Growth Portfolio is part of
                    Vanguard World Fund, which also includes
                           the U.S. Growth Portfolio.


                          [THE VANGUARD GROUP(R) LOGO]

1   OBJECTIVE
Vanguard International Growth Portfolio seeks to provide long-term capital growth by investing in common stocks of companies located outside the United States. The Portfolio may not meet this objective.

2    INVESTMENT STRATEGIES
The Portfolio invests primarily in common stocks of companies selected from as many as 30 foreign markets, including Japan, the United Kingdom, Germany, France, Switzerland, the Netherlands, Sweden, Australia, Hong Kong, and Singapore. In addition to investing in common stocks, the Portfolio may also invest, to a limited degree, in short-term fixed-income securities, futures contracts, and options.

3    RISKS
Investors in the Portfolio are exposed to . . .

- A HIGH degree of stock market risk (the possibility that stock prices in general will decline over short or extended periods).

  Historical returns for foreign stock markets (as measured by the Morgan Stanley Capital International Europe, Australia, and Far East Index, or EAFE Index) show some of this market volatility. From 1969 to 1995, the EAFE Index provided an annualized total return of +13.1%. During that period, the worst year saw a return of -23.2%; the best year, a +69.9% return.

- A HIGH degree of currency risk (the possibility that a "strong" dollar will reduce Americans' returns on foreign investments).

- A HIGH degree of country risk (the possibility that a country's economy could be hurt by political events or natural disasters).

4    APPROPRIATENESS
This Portfolio may be suitable for investors who . . .

- Are seeking long-term capital growth.

- Want investment opportunities outside the United States.

- Are willing to assume above-average investment risk in addition to the risks (currency risk, country risk) associated with international investing.

- Plan to invest for at least five years.

The Portfolio is not suitable for investors who . . .

- Are seeking current income.

- Cannot tolerate fluctuating share prices.

5    FEES AND EXPENSES
Vanguard International Growth Portfolio--like all Vanguard Funds--is offered on a pure no-load basis (that is, the Portfolio has no 12b-1 fees or charges to buy or sell shares).

The Portfolio's operating expenses are deducted from its total assets before daily share prices and income distributions are calculated. The Portfolio's expense ratio for fiscal year 1995 was 0.59% of assets.

    ANNUAL FUND OPERATING EXPENSES
    -----------------------------------------------
    Investment Advisory Fees  . . . . . . .   0.16%
    Distribution Costs  . . . . . . . . . .   0.02
    Other Expenses  . . . . . . . . . . . .   0.41
                                              ----
    Total Operating Expenses  . . . . . . .   0.59%
                                              ====

The following example illustrates the expenses that you would incur on a $1,000 investment over various periods, assuming (1) a 5% annual rate of return and
(2) redemption at the end of each period.

   1 Year       3 Years       5 Years      10 Years
   ------------------------------------------------
     $6            $9           $33           $74

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

6    PAST PERFORMANCE

                    PERFORMANCE
           ANNUAL RETURNS (%) 1986-1995

      VANGUARD INTERNATIONAL         MSC EAFE
         GROWTH PORTFOLIO             INDEX*
'86            66.7                    69.8
'87            12.5                    24.9
'88            10.6                    28.6
'89            24.8                    10.8
'90           -12.0                   -23.2
'91             4.7                    12.5
'92            -8.8                   -11.8
'93            44.7                    32.9
'94             0.8                     8.1
'95            14.9                    11.6

                           PERFORMANCE SUMARY
                   (PERIODS ENDED DECEMBER 31, 1995)

                       AVERAGE ANNUAL TOTAL RETURN

                       INTERNATIONAL        EAFE
                     GROWTH PORTFOLIO       INDEX*
   1 Year                +14.89%           +11.55%

   5 Years               +10.58%           + 9.71%

   10 Years              +13.57%           +13.95%

Note: In evaluating past performance, it is important to consider that returns from foreign stocks were close to their highest levels in history during the past ten years. Past performance is not indicative of future performance.

Performance figures include the reinvestment of all dividends and any capital gains distributions. All returns are net of expenses. The performance data quoted represent past performance. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.



*The Morgan Stanley Capital International Europe, Australia, and Far East
(EAFE) Index is a diversified group of more than 900 foreign securities used to measure international stock performance. An index is unmanaged; you cannot invest in an index.

7    INVESTMENT ADVISER
The Portfolio is managed by Schroder Capital Management International. Schroder is part of a worldwide group of banks and financial services companies that manages total assets of more than $102 billion.

8    PURCHASES
You may purchase shares by mail, wire, or exchange from another Vanguard Fund. The minimum initial investment is $3,000 ($1,000 for IRAs and custodial accounts).

9    REDEMPTIONS
You may redeem shares by sending a letter to or calling Vanguard. The Portfolio's share price is expected to fluctuate and, at redemption, may be higher or lower than at the time of initial purchase, resulting in a gain or loss.

10   DISTRIBUTIONS
The Portfolio expects to pay dividend and capital gains distributions annually in December. These distributions may be automatically reinvested or received in cash.

11   OTHER SERVICES
- Vanguard Fund Express(R)--electronic transfers between your bank account and the Portfolio.

- Vanguard Tele-Account(R)--around-the-clock access to Vanguard Fund information, account balances, and some transactions by calling 1-800-662-6273 (ON-BOARD).

- Investor Information--toll-free access to Vanguard Associates by calling 1-800-662-7447 (SHIP).

                                  [SHIP LOGO]

                         This Fund Profile contains key
              information about the Portfolio. More details appear
                  in the Portfolio's accompanying prospectus.

 0296-5B          (C) 1996 Vanguard Marketing Corporation, Distributor      FP81